Income Taxes - Schedule of Effective Federal Income Tax Rates, Computed and Expected (Detail)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Reconciliation Of Effective Income Tax Rate [Line Items]
Computed "expected" statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	(18.70%)	0.40%	(10.00%)
Foreign tax rate differential	(72.40%)	(16.40%)	15.70%
Foreign tax exempt income	224.60%	18.80%	(38.20%)
Goodwill impairment		(76.50%)
Stock-based compensation	(152.00%)	(5.70%)	4.20%
Uncertain tax positions	76.40%	215.50%	(3.10%)
Valuation allowance	(513.20%)	(118.40%)	133.10%
Other	74.60%	(8.20%)	16.10%
Effective income tax rate	(345.70%)	44.50%	152.80%